Taxes (Details) - Schedule of components of the income tax provision (benefit) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cayman [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
PRC [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision	1,678,625	2,339,526
Deferred tax provision (benefit)	(100,406)	71,221
Total income tax provision	$ 1,578,219	$ 2,410,747